RELATED PARTY TRANSACTIONS (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Due from Related Parties	$ 16,336,558	$ 12,175,447
China Techenergy [Member]
Due from Related Parties	14,850,375	10,837,123
Shenhua Information [Member]
Due from Related Parties	1,183,660	1,333,534
Hollysys Machine [Member]
Due from Related Parties	297,622	0
Hollysys Equipment [Member]
Due from Related Parties	$ 4,901	$ 4,790